Convertible Subordinated Debt (Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt) (Details)			12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2011 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	May 31, 2003 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2010 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)
Liability at redemption value at date of issuance				€ 79,267,000		$ 90,000,000	€ 111,682,000	€ 33,609,000	$ 44,909,000	$ 150,000,000	€ 150,000,000	€ 150,000,000	€ 150,000,000
Conversion component at date of issuance				(13,653,000)			(18,329,000)				(23,601,000)
Liability component at date of issuance				65,614,000			93,353,000				126,399,000
Beginning Balance	135,078,000	130,804,000	11,542,000				32,439,000	65,394,000			130,804,000	126,955,000
Conversion of notes			(12,677,000)				(32,536,000)	(5,000)
Accrual of interest			181,000				126,000	1,560,000			4,274,000	3,849,000
Repurchasing of notes								(38,276,000)
Foreign currency translation effect			954,000				(29,000)	3,765,000
Ending Balance	135,078,000	130,804,000						32,439,000			135,078,000	130,804,000
Reported as non-current liabilities											€ 135,078,000